Vanguard Mega Cap Index Fund
Vanguard Mega Cap Value Index Fund
Supplement Dated July 29, 2026, to the Prospectus and Summary Prospectuses Dated December 19, 2025 (as supplemented on June 30, 2026)
Important Changes to the Funds

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard World Fund has approved the renaming of Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (each, a “Fund” and collectively, the “Funds”) as shown below.
The name changes are effective as of July 29, 2026. Each Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share Class
Vanguard Mega Cap Index Fund	Vanguard Morningstar Mega Cap Index Fund	Vanguard Morningstar Mega Cap ETF
Vanguard Mega Cap Value Index Fund	Vanguard Morningstar Mega Cap Value Index Fund	Vanguard Morningstar Mega Cap Value ETF

Morningstar’s acquisition of CRSP will also result in name changes of each Fund’s target index, as shown below. These changes are effective as of July 29, 2026.
Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Mega Cap Index Fund	CRSP US Mega Cap Index	Morningstar US Mega Cap Index
Vanguard Mega Cap Value Index Fund	CRSP US Mega Cap Value Index	Morningstar US Mega Cap Value Index

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PSI 828A 072026

Vanguard World Fund

Supplement Dated July 29, 2026, to the Statements of Additional Information Dated December 19, 2025 (as restated on June 30, 2026)

Important Changes to Vanguard Mega Cap Index Fund and Vanguard Mega Cap Value Index Fund (each, a “Fund” and collectively, the “Funds”)

Morningstar, Inc. (“Morningstar”) has announced the acquisition of the Center for Research in Security Prices (“CRSP”) and its CRSP Market Indexes. As a result of these changes, the board of trustees of Vanguard World Fund has approved the renaming of each Fund, as shown below.

The name changes are effective as of July 29, 2026. Each Fund’s investment objective, strategies, and polices remain unchanged.

Current Fund Name	New Fund Name	New Corresponding Name for ETF Share
Class
Vanguard Mega Cap Index Fund	Vanguard Morningstar Mega Cap Index Fund	Vanguard Morningstar Mega Cap ETF
Vanguard Mega Cap Value Index Fund	Vanguard Morningstar Mega Cap Value	Vanguard Morningstar Mega Cap Value ETF
Index Fund

Morningstar’s acquisition of CRSP will also result in name changes of each Fund’s target index, as shown below. These changes are effective as of July 29, 2026.

Current Fund Name	Current Target Index Name	New Target Index Name
Vanguard Mega Cap Index Fund	CRSP US Mega Cap Index	Morningstar US Mega Cap Index
Vanguard Mega Cap Value Index Fund	CRSP US Mega Cap Value Index	Morningstar US Mega Cap Value Index
© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 023A 072026
Vanguard Marketing Corporation, Distributor.